Basis of presentation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basis of presentation

2.	Basis of presentation

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in compliance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”). The material accounting policies applied in these consolidated financial statements are presented in Note 3 and have been applied consistently to all years presented, unless otherwise noted.

Basis of presentation

These consolidated financial statements are presented in Canadian Dollars, unless otherwise noted and have been prepared on a historical cost basis, except for fair-value through-profit-or-loss financial assets and liabilities and derivative financial instruments, which are measured at fair value.

Comparative figures

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. Upon the adoption of the amendments to IAS 1, warrant and derivative liabilities were reclassified on the statement of financial position from non-current liability to current liability as the Company has no ability to defer the instruments beyond one year if the warrant or debenture holder elects to exercise their warrant or convert their debenture.

These consolidated financial statements were authorized for issuance by the Board of Directors of the Company on March 12, 2026.